Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment consists of the following:

	As of December 31,
(Amounts in thousands)	2023	2022
Computer and Hardware	$16,276	$18,614
Furniture and equipment	2,796	3,105
Land and buildings	3,030	3,030
Leasehold improvements	12,248	21,661
Finance lease assets	—	3,761
Total property and equipment	34,349	50,171
Less: Accumulated depreciation	(17,896)	(19,741)
Property and equipment, net	$16,454	$30,430